Share Capital - Additional Information (Detail) $ in Millions		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 20, 2019 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 12, 2018 shares	Oct. 03, 2018 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued				24,757,517	24,757,517
Issuance of ordinary shares				¥ 856,000,000	$ 123.0	¥ 12,000,000		¥ 2,433,000,000
Proceed from issuance of shares				466,000,000	67.0			1,386,000,000
Business cooperation arrangements in turn of contents cooperation				¥ 390,000,000	$ 56.0
Lock up period of shares				3 years	3 years
Payments of cash in relation to put right								466,000,000	$ 67.0
Equity-settled share-based compensation								390,000,000	56.0
Payments of cash in relation to put right								¥ 1,519,000,000	$ 221.0
Share schemes trust withheld amount | ¥						(31,000,000)
Amount transferred under bonus shares waiver | ¥		¥ 1,000,000
WMG China LLC [member]
Disclosure Of Classes Of Share Capital [Line Items]
Aggregate cash consideration | $											$ 200.0
OrdinaryShares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued				97,318,238	97,318,238
Issuance of ordinary shares				¥ 2,659,000,000	$ 382.0
Fully paid ordinary shares as stock dividend to other than related party		88,726,036	88,726,036
OrdinaryShares [member] | WMG China LLC [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued											68,131,015
OrdinaryShares [member] | Spotify Technology SA [member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued		282,830,698	282,830,698
Number of ordinary shares subscribed		8,552,440	8,552,440
Ordinary shares subscribed value		¥ 7,547,000,000	$ 1,142.0
Percentage of ownership interest in related party transferred to shareholders		50.00%	50.00%
Ownership interest in related party transferred to shareholders value | ¥		¥ 3,774,000,000
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued										41,029,829
Repurchase of shares | ¥						¥ 0
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued										82,059,658
Proceed from issuance of shares | $	$ 1.8
Issuance of ordinary shares	280,512
Share schemes trust withheld						617,634	617,634
Share schemes trust withheld amount | ¥						¥ 31,000,000
Shares held for share scheme Trust						31,310,524	31,310,524
Class A Ordinary Shares in Form Of American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares | $							$ 400.0